LIBERTY ASSET ALLOCATION FUND
                                    (THE "FUND")
       SUPPLEMENT TO PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MARCH 1, 2003
(REPLACING SUPPLEMENTS DATED APRIL 1, 2003, MAY 15, 2003 AND SEPTEMBER 17, 2003)

     1. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. ("NPMI"), merged into Columbia Management Advisors, Inc. ("Columbia"), a registered investment adviser. Each of the four merging companies was a registered investment adviser and advised various funds in the Columbia family of funds. Columbia, a direct subsidiary of Columbia Management Group, Inc. ("CMG"), is the surviving company in these mergers and is now the investment adviser to the Fund.

     In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. ("NFMI"), a subsidiary of NPMI and a registered investment adviser that advised several funds in the Columbia family of funds, merged into NPMI. As a result of NPMI's merger into Columbia, Columbia is now the adviser to the funds previously advised by NFMI.

     The mergers will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

     2. On October 13, 2003, the Fund changed its name to "Columbia Asset Allocation Fund."

3.       Also on October 13, 2003:

     o The Fund began being listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund changed from www.libertyfunds.com to www.columbiafunds.com.

     o Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) changed their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

     4. Effective October 13, 2003, the Fund began using the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index as performance benchmarks. The Lehman Aggregate Index is an unmanaged index made up of the Lehman Brothers Government/Credit Bond Index, the Lehman Brothers Mortgage Backed Securities Index and the Lehman Brothers Asset Backed Securities Index. The advisor believes that using these two indices offers shareholders a more useful comparison for the Fund's relative performance.

     5. On October 13, 2003, the following row was added to the chart entitled "Average Annual Total Returns - for periods ended December 31, 2002":

                                      1 Year       5 Years            10 Years
         Lehman Aggregate Index (%)    10.25         7.55               7.51


     6. The section MANAGING THE FUND; Portfolio Managers is revised in its entirety as follows:

Harvey Hirschhorn, CFA, Executive Vice President of Columbia Management Advisors, Inc., is the lead portfolio manager of the Fund. Mr. Hirschhorn has been associated with the advisor and its predecessors since 1973. Mr. Hirschhorn received an M.B.A. degree from the University of Chicago, and is a chartered financial analyst. Mr. Hirschhorn is responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks    Alexander S. Macmillan and Paul Berlinguet
Large cap value stocks     Brian Cunningham, Greg Miller and Richard Dahlberg
Mid cap growth stocks      Richard J. Johnson
Mid cap value stocks       Daniel K. Cantor
Small cap growth stocks    William M. Garrison
Small cap value stocks     Stephen D. Barbaro
Real estate investment trusts       David W. Jellison
Foreign stocks                      James M. McAlear
Investment grade bonds              Michael T. Kennedy
Non-investment grade bonds          Jeffrey L. Rippey

Alexander S. Macmillan, CFA, co-head of Columbia's Large Cap Growth team, and a Senior Vice President of Columbia, has co-managed the portion of the Fund allocated to the large cap growth stocks category since April 2003. He has been with Columbia and its predecessors since 1989. Mr. Macmillan received an M.B.A. degree from the Amos Tuck School of Dartmouth College.

Paul J. Berlinguet, co-head of the Large Cap Growth Team of Columbia, has co-managed the portion of the Fund allocated to the large cap growth stocks category since October 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Team and a large cap growth portfolio manager at Baring Asset Management. Mr. Berlinguet holds an M.S.M. degree in Management from Lesley University and a B.S.B.A. degree in Marketing from Suffolk University.

Brian Cunningham, a Vice President and equity portfolio manager of Columbia is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since November 2003. Mr. Cunningham has been with Columbia and its predecessor since 1987. Mr. Cunningham earned a BA from St. Francis College and an MBA from St. John's University.

Gregory M. Miller, a Senior Vice President of Columbia, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since April 2003. Mr. Miller has been with Columbia and its predecessor since 1985. Mr. Miller received an MBA degree from the University of Chicago and a JD degree from the University of Connecticut.


Richard Dahlberg, CFA, a senior portfolio manager and head of Columbia's large cap value team, is a co-manager of for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October 2003. Prior to joining Columbia in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001. Mr. Dahlberg received an MBA degree from the Wharton School of the University of Pennsylvania.

Richard J. Johnson, CFA, Senior Vice President and Head of Equities - Portland of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap growth stocks category. Mr. Johnson has been associated with the advisor and its predecessors since 1994. Mr. Johnson received an M.B.A. degree from the Anderson School of Management at UCLA.

Daniel K. Cantor, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the mid cap value stocks category. Mr. Cantor has been associated with the advisor and its predecessors since 1985 and received an M.B.A. degree from The Wharton School of the University of Pennsylvania.

William M. Garrison, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the small cap growth stocks category. Mr. Garrison has been associated with the advisor and its predecessors since 1989 and has managed various investment portfolios since 1998. Mr. Garrison received an M.B.A. degree from the University of Chicago.

Stephen D. Barbaro, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with the advisor and its predecessors since 1976. Mr. Barbaro received an M.B.A. degree from Columbia University.

David W. Jellison, CFA, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the REITs category. He has been associated with the advisor and its predecessors since 1992. Mr. Jellison received an M.M. degree from the J.L. Kellogg Graduate School of Management at Northwestern University.

James M. McAlear, Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the foreign stocks category. He has been associated with the advisor and its predecessors since 1992 and specializes in international portfolio management and research. Mr. McAlear received an M.A. degree from Michigan State University and has over 30 years of investment experience.

Michael T. Kennedy, CFA, Senior Vice President of Columbia Management Advisors, Inc. manages the portion of the Fund's assets allocated to the investment grade bonds category. Mr. Kennedy has been associated with the advisor and its predecessors since 1987 and has managed various investment portfolios. A chartered financial analyst and a chartered investment counselor, he received an M.M. degree from Northwestern University.


Jeffrey L. Rippey, CFA, Senior Vice President of Columbia Management Advisors, Inc., manages the portion of the Fund's assets allocated to the non-investment grade bonds category. Mr. Rippey has been associated with the advisor and its predecessors since 1987. Mr. Rippey received a B.A. degree from Pacific Lutheran University.


704-36/256Q-1103                                              November 4, 2003